Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Basis of presentation

(1)   Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        Amounts in the consolidated financial statements for the years ended December 31, 2010 and 2011 presented the film and television business as a discontinued operations as a result of the sale of film and television business in 2011. See Note 11, Discontinued Operations.

Principles of consolidation and recognition of non-controlling interest

(2)   Principles of consolidation and recognition of non-controlling interest

        The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

        Net income or losses of the Company's majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group's Consolidated Statements of Income and Comprehensive Income.

Use of estimates

(3)   Use of estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

        Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, churn rate of the inactive players, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of long-lived assets, intangible assets and goodwill, realization of deferred tax assets, and share-based compensation expenses.

Foreign currency translation

(4)   Foreign currency translation

        The Group's reporting currency is Renminbi ("RMB"). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is United States dollars ("US dollars" or "US$"). The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

        Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Others, net in the Consolidated Statements of Income and Comprehensive Income. Total exchange (loss) / gain, were RMB(5,802,680), RMB(7,994,077) and RMB3,334,352 for the years ended December 31, 2010, 2011 and 2012, respectively.

        The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting foreign currency translation adjustments are recorded as Accumulated other comprehensive income / (loss) in shareholders' equity. Total foreign currency translation adjustment (loss) / income were RMB(503,180), RMB5,525,927 and RMB(20,112,491) for the years ended December 31, 2010, 2011 and 2012, respectively.

Convenience translation

(5)   Convenience translation

        Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flow from RMB into US$ as of and for the year ended December 31, 2012 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2301, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Cash and cash equivalents, restricted cash and restricted time deposit

(6)   Cash and cash equivalents, restricted cash and restricted time deposit

        Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

        Restricted cash is reported separately in the Consolidated Balance Sheets. Cash and time deposit that are restricted as to withdrawal or use for current operations is classified as restricted cash. Cash and time deposit that are restricted as to withdrawal or use for other than current operations is classified as non-current. The Group's restricted cash and non-current restricted time deposit mainly represents (a) cash and time deposit held in a designated bank account for the sole purpose of business operation including guarantees for office rental and royalty fee of a licensed game; and (b) cash and time deposit that are pledged for short-term loans.

Short-term investment

(7)   Short-term investments

        The Group invested in certain financial instruments with a variable interest rate indexed to the performance of underlying assets. These financial instruments had maturity dates within one year and are classified as short-term investments. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year. These investments were recorded at fair value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

        The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment charge in the Consolidated Statements of Income and Comprehensive Income. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

Fair value of financial instruments

(8)   Fair value of financial instruments

        Financial instruments of the Group primarily comprise cash and cash equivalents, restricted cash, short-term investments, accounts receivable, current and non-current prepayments and other assets, long-term time deposits, restricted time deposits, accounts payable, short-term bank loans, advances from customers, accrued expenses and other liabilities, current and non-current deferred revenues and other long-term liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate at each period end.

        The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

        Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

        Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Accounts receivable, net

(9)   Accounts receivable, net

        Accounts receivable are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

Equity investments

(10) Equity investments

        Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

Film and television cost (discontinued operations)

(11) Film and television cost (discontinued operations)

        Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

        Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were RMB4,812,737, Nil and Nil for the years ended December 31, 2010, 2011 and 2012, respectively.

        Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Property, equipment and software, net

(12) Property, equipment and software, net

        Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

        Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Income and Comprehensive Income.

Construction in progress

(13) Construction in progress

        Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets

(14) Intangible assets

Copyrights

        Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combinations

        The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

In-progress research and development costs

        The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets' useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

        The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3(20) for more details regarding online game product development costs.

Impairment of long-lived assets and intangible assets

(15) Impairment of long-lived assets and intangible assets

        Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment charge for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. The impairment charges of intangible assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB11,201,856, respectively. The impairment charges of intangible assets recorded in general administration expenses for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB1,649,923, respectively. The impairment charge of long-lived assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB8,117,828, respectively. The impairment of above mentioned intangible assets and long-lived assets was primarily caused by unsatisfactory performance of the Group's certain smaller games in 2012.

Goodwill

(16) Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis every November 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The goodwill impairment charges for the years ended December 31, 2010, 2011 and 2012 were Nil, Nil and RMB40,769,946, respectively. See Note 13 for more details regarding goodwill.

Revenue recognition

(17) Revenue recognition

Online game operation revenues

        The Group earns majority of its revenue through providing online game operation services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

        The Group assesses the estimated lives of in-game items for all the item-based online games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

        Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and will partially delay the revenue recognition until the consumption of free prepaid cards.

        Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2010, 2011 and 2012, the Group recognized Nil, RMB10,647,183 and RMB4,428,309 as other income from expired game cards.

        In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2010, 2011 and 2012, the Group recognized RMB61,931,492, RMB103,939,999 and RMB98,367,393 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Licensing revenues

        The Group enters into licensing arrangements with licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

        In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

        In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

        According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues (discontinued operations)

        The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

Deferred revenues

(18) Deferred revenues

        For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

        The deferred revenues related to online game operation as of December 31, 2011 and 2012 were RMB463,828,951 and RMB410,983,447, respectively. The deferred revenues related to licensing as of December 31, 2011 and 2012 were RMB15,573,561 and RMB11,225,181, respectively.

Cost of revenues

(19) Cost of revenues

        Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, revenue-sharing cost or royalties paid to third parties, value added tax ("VAT"), business tax and other direct costs of providing these services.

        The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

        The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB99,702,834, RMB114,665,467 and RMB105,107,074, respectively.

        See Note 19 for more details regarding VAT and business tax.

Online game product development costs

(20) Online game product development costs

        Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

        The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

        Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material online game development cost post feasibility, from April 2010, the Group started to capitalize the qualified online game development costs as intangible assets.

        For the years ended December 31, 2010, 2011 and 2012, the amount of online game development costs capitalized as intangible assets was approximately RMB29,502,827, RMB12,516,776 and RMB5,875,774, respectively.

Share-based compensation expense

(21) Share-based compensation expense

        Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

        A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs. For unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Income taxes

(22) Income taxes

        Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

        In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

(23) Statutory reserves

        The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2010, 2011 and 2012, profit appropriation to statutory general reserve for the Group's entities incorporated in China was approximately RMB57,700,883, RMB31,541,131 and RMB4,923,933, respectively. No appropriation to other reserves were made for any of the years presented.

Advertising expenses

(24) Advertising expenses

        The Group expenses advertising costs as incurred. Total advertising expenses were RMB178,102,579, RMB173,454,641 and RMB160,279,673 for the years ended December 31, 2010, 2011 and 2012, respectively, and were recorded in sales and marketing expenses.

Leases

(25) Leases

        Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

Net earnings per share

(26) Net earnings per share

        Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Dividends

(27) Dividends

        The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

        Under PRC regulations, the Group's subsidiaries incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and relevant regulations. In addition, the Group's subsidiaries are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

Segment reporting

(28) Segment reporting

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

Comprehensive income

(29) Comprehensive income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the foreign currency translation adjustments as other comprehensive income / (loss) in the Consolidated Statements of Income and Comprehensive Income. See Note 3(4) for more details concerning the foreign currency translation adjustments.

Discontinued operations

(30) Discontinued operations

        A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as "discontinued operations" in the Consolidated Statements of Income and Comprehensive Income. The comparative Consolidated Statements of Income and Comprehensive Income are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as "discontinued operations" or "assets/liabilities held for sale" are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

Recent accounting pronouncement

(31) Recent accounting pronouncement

        In July 2012, the FASB issued revised guidance on "Testing Indefinite-Lived Intangible Assets for Impairment." The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with U.S. GAAP. The revised guidance is effective for the Company for annual and interim impairment tests performed for the fiscal year beginning on January 1, 2013. This amendment will not have a material effect on the Group's financial position, results of operations or liquidity.

        In February 2013, the FASB issued revised guidance on "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for the Company for the reporting periods beginning on January 1, 2013. The revised guidance will not have a material effect on the Group's financial position, results of operations or liquidity.